John Hancock Financial Services

U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-3872

E-Mail: KKapuscinski@jhancock.com

Name: Kinga Kapuscinski

Title: Assistant Vice President and Senior Counsel

June 4, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

100 F Street, NE

Washington, DC 20549

Re:	Definitive Additional Proxy Materials on Schedule 14A for the following registrants:
SEC File No.
John Hancock Tax-Advantaged Global Shareholder Yield Fund (the “Fund)	811-22056

Ladies and Gentlemen:

Enclosed for filing on behalf of the Fund pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), is a letter to shareholders relating to the Special Meeting of Shareholders of the Fund scheduled to be held on June 27, 2013 (the “Proxy Material”).

It is anticipated that the Proxy Material will be released to shareholders on or about June 4, 2013.

If you have any questions or comments in connection with this filing, please contact me at (617) 663-3872.

Sincerely,

/s/ Kinga Kapuscinski

Kinga Kapuscinski

Assistant Secretary of the Fund